Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2022	$78,002
Additional capitalized leases	27,984
Lease payments	(35,770)
Derecognized leases	(8,918)
Accretion and other movements	(279)
Balance, December 31, 2022	$61,019
Acquired through the acquisition of Copper Mountain (note 5)	34,617
Additional capitalized leases	21,401
Lease payments	(25,216)
Derecognized leases	(685)
Accretion and other movements	(801)
Balance, December 31, 2023	$90,335
	Dec. 31, 2023	Dec. 31, 2022
Current	$28,902	$16,156
Non-current	61,433	44,863
	$90,335	$61,019

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2023	2022
Short-term leases	$9,167	$25,781
Low value leases	617	652
Variable leases	27,519	55,673
Total	$37,303	$82,106